NET LOSS FROM CONTINUING OPERATIONS - Schedule of Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Income (Loss) From Continuing Operations [Abstract]
Interest income on deposits	$ 1,843	$ 3,077	$ 2,847
Others	12	106	99
Finance income	$ 1,855	$ 3,183	$ 2,946